Alan D. Biller & Associates, Inc. January 22, 2020

x $6.6 billion investment grade fixed - income portfolio x Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission x Monthly unit valuation and income distribution – independent third - party pricing x Record of consistent and competitive returns x 25 out of 27 years outperforming its benchmark on a gross basis, 16 of those years on a net basis x Investment strategy x With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : x a higher income x a superior credit profile x a similar interest rate risk HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31, 2019 was 7.78%, 3.65%, 2.80%, and 3.57%, respec tively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deducti on of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 1 Features of the HIT

*Letter from George Meany, President, AFL - CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the “Meany Letter”). x Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). x Created by the AFL - CIO Executive Council under President George Meany’s leadership. » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* x 100 percent union labor requirement for all construction related investments. 333 Harrison Apartments San Francisco, CA Church & State Cleveland, OH 2 18 Sixth Ave at Pacific Park New York, NY History of the HIT

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social and Governance ( ESG ) into its investment strategy (Member of UNPRI) NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal. 3 1490 Southern Blvd New York, NY Ya Po Ah Terrace Eugene, OR Zvago Cooperative at Lake Superior Duluth, MN Mark Twain Apartments Chicago, IL 532 $8.7 B $16.5 B $32.3 B $13.0B 178.1M 193,492 117,005 Projects in HIT Investment, $161.5M in NMTC allocations in total development cost in total economic benefits in personal income, including wages and benefits with $6.6B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare unit, with 67% affordable housing

4 ^ In addition, Building America contributed New Markets Tax Credit (NMTC) allocations as follows: $8M in NYC, $21M in Boston, $10M in Chicago, $161.5M Nationwide (1984 - 2019) New York City Boston Chicago Twin Cities Bay Area Major Markets Nationwide # of Projects 68 34 51 66 19 238 532 HIT Investment^ $1.8B $588.7M $638.8M $1.1B $396.1M $4.5B $8.7B Total Development Cost $4.4B $1.5B $1.5B $1.7B $691.6M $9.8B $16.5B Union Construction Hours 24.2M 12.2M 17.8M 17.2M 9.1M 80.4M 178.1B Total Jobs Created 26,220 13,901 17,718 21,082 9,172 88,093 193,492 Housing Units (% affordable) 42,353 (92%) 4,062 (88%) 11,727 (69%) 9,649 (46%) 3,231 (34%) 71,022 (79%) 117,005 (67%) Total Economic Impact $4.6B $2.6B $2.9B $3.4B $1.6B $15.1B $32.3B 4 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of December 3 1 , 2019. Economic impact data is in 2018 dollars and all other figures are nominal. HIT’s Investment in Major Markets*

x Documentation – 100% union requirement laid out in legal documents, signed by General Contractor and Developer. x Monitoring and Enforcement – Labor Relations ensures compliance and solves issues that may arise. x Measurement – work hours measured and reported for every project. 5 Labor Policies Success is Measured in the Implementation

▪ Enhance Performance ▪ Increase Number of Deals and Impact Investments ▪ Lower Costs ▪ New Tools ▪ New Relationships – co - invest with other labor - friendly funds The Future and Vision of HIT under New Leadership 6

Erica Khatchadourian Chief Financial Officer 20+ years experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh Chief Executive Officer/Co - CPM 20+ years experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT Thalia Lankin Chief Operating Officer 20 years of experience in business development, pension investment and community development finance and 14 years at the HIT 7 Executive Leadership Team

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus contai nin g more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. 8 Plan types include pension, health & welfare, annuity, among others. $2,134.74 33% $1,146.08 18% $1,014.55 15% $1,719.45 26% $540.11 8% Investors at a Glance (as of 12/31/2019) $ in Millions Building Trades - Local (252) Building Trades - National (25) Industrial - Other (50) Public (13) Service (33) Investor Profile: 373 Investors

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 9 HIT finances projects through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: x Union Construction Jobs, Affordable Housing, Economic Impact Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 10 Betances Senior Apartments Bronx, NY Cote Village Mattapan, MA Lake Street Apartments Minneapolis, MN

11 Objectives Strategy Core Competency ▪ Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. ▪ Facilitate employment for union members in the construction trades and related industries. ▪ Encourage the construction of housing, including affordable and workforce housing. ▪ Specialize in directly sourced multifamily MBS that create jobs and affordable housing. ▪ Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. ▪ Offer diversification benefits to investors. ▪ Construct and manage a portfolio with: ▪ superior credit quality ▪ higher yield ▪ similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy

12 Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves transactions for investment or recommends transactions to Executive Committee, if required INVESTMENT MAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visit UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M

13 HIT vs. Benchmark: Fundamentals As of December 31, 2019 HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 93.6% 72.0% 100% Effective Duration 5.69 5.96 5.13 A & Below/Not Rated 1.86% 24.6% 0% Convexity 0.07 0.06 - 0.16 Higher Yield Lower Prepayment Risk Current Yield 3.10% 3.00% 2.73% Prepayment Protection 76% 73% 62% Yield to Worst 2.60% 2.31% 2.10% No Prepayment Protection 19% 27% 38% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 .

8.15% 4.06% 3.21% 4.00% 7.78% 3.65% 2.80% 3.57% 8.72% 4.03% 3.05% 3.75% 6.67% 3.31% 2.48% 3.11% 0.0% 2.0% 4.0% 6.0% 8.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Annualized Total Returns vs. Benchmark and AAA Index As of December 31, 2019 The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less tha n t he original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data curre nt to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors expe rie nce in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 14

Average Annual Total Returns vs. Benchmark The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most r ece nt month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT exp enses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Info rmation about HIT expenses can be found on page 1 of the HIT’s current prospectus. 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 HIT Gross HIT Net Barclays Aggregate Calendar Year Returns as of Year - end AFL - CIO Housing Investment Trust As of December 31, 2019, unless otherwise denoted 15

-3% 0% 3% 6% 9% 12% 15% Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 HIT Gross Barclays Aggregate HIT’s Performance Is Similar to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness . HIT vs. Barclays Aggregate Performance As of December 31, 2019, unless otherwise denoted AFL - CIO Housing Investment Trust 16 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31, 2019 was 7.78%, 3.65%, 2.80%, and 3.57%, respec tively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualiz ed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the origin al cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent mont h - e nd is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Info rmation about HIT expenses can be found on page 1 of the HIT’s current prospectus.

Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions, including pricing » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million AFL - CIO Housing Investment Trust 17

High Credit Quality 38.1% 4.6% 2.2% 51.9% 1.5% 1.9% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of December 31, 2019 * Based on total investments and including unfunded commitments. 18 96%Government/Agency/ AAA/Cash

Overweight to Multifamily Sector * Based on total investments and including unfunded commitments. ** Includes 5.5% FN DUS SARM allocation 14.2% 0.3% 2.9% 14.2% 61.0% 1.7% 1.5% 4.2% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of December 31, 2019 19 75% Multifamily

Multifamily Focus: Attractive Spreads x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation . x Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options providing better risk adjusted income . AFL - CIO Housing Investment Trust 20 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.06 0.46 1.91% 0 GNMA Construction/Permanent 9.06 0.49 3.25% 134 GNMA Permanent 8.13 0.40 2.67% 76 Agency CMBS (gnr 2020 - 14 ba ) 9.82 1.12 2.94% 103 FNMA Multifamily 10/9.5 DUS 7.90 0.38 2.45% 54 UMBS 3.0% 30yr MBS 3.72 - 3.22 2.69% 78 Gold (Freddie Mac) 3.0% 30yr MBS 3.63 - 3.27 2.63% 72 GNMA 3.0% 30yr MBS 4.09 - 1.98 2.44% 53 Barclays AAA Corporate Index 11.58 2.35 2.58% 67 Source: HIT and Securities Dealers 20 40 60 80 100 120 140 160 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads December 2017 - December 2019 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS As of December 31, 2019, unless otherwise noted Investment Comparison As of December 31, 2019

Strong Demand for Multifamily Housing 21 Historical Homeownership Rate (percent) 62 63 64 65 66 67 68 69 70 Sep-65 Sep-67 Sep-69 Sep-71 Sep-73 Sep-75 Sep-77 Sep-79 Sep-81 Sep-83 Sep-85 Sep-87 Sep-89 Sep-91 Sep-93 Sep-95 Sep-97 Sep-99 Sep-01 Sep-03 Sep-05 Sep-07 Sep-09 Sep-11 Sep-13 Sep-15 Sep-17 Sep-19 Net Household Formation (Thousands of New Households) ▪ 4.6 million new multifamily units needed by 2030 ▪ Demographics – household formation, millennials, baby boomers ▪ Drop in homeownership from peak ▪ Still difficult for many households to access mortgage credit ▪ Higher land and hard costs ▪ Low vacancies and low inventory for single family homes Source: National Apartment Association. Charts: US Census Bureau and Haver Analytics - 400 0 400 800 1200 1600 2000 2400 1990 1992 1994 1996 1998 2000 2002 2004 2006 2008 2010 2012 2014 2016 2018

Interest Rate Environment Yield Curve Market Inflation Expectations AFL - CIO Housing Investment Trust 22 Economic Indicators 12/31/2018 9/30/2019 12/31/2019 GDP (seasonally adj. annual rate) 1.1% 2.1% N/A Unemployment Rate 3.9% 3.5% 3.5% Core Inflation (PCE) Year over Year 2.0% 1.7% 1.6%* Effective Federal Funds Rate 2.3% 2.0% 1.6% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board As of December 31, 2019, unless otherwise noted 2.488 2.511 2.586 2.684 3.015 1.622 1.544 1.613 1.665 2.111 1.569 1.691 1.831 1.917 2.390 1.5 1.7 1.9 2.1 2.3 2.5 2.7 2.9 3.1 2 5 7 10 30 12/31/2018 9/30/2019 12/31/2019 1.2 1.3 1.4 1.5 1.6 1.7 1.8 1.9 2 0.4 0.9 1.4 1.9 2.4 2.9 3.4 10-Year Treasury Yield 5x5 Year Breakeven Inflation *PCE as of Nov. 2019

Market Outlook AFL - CIO Housing Investment Trust 23 x The record - long US economic expansion will continue in 2020 . x Downside risks, though still considerable, have receded though support by the Federal Reserve through 3 rate cuts in 2019 and the trade war truce between the US and China . x Major uncertainty in geopolitical risks and expectations in capital market pricing will lead to future elevated volatility . x Investors have grown more concerned over the threats posed by this year’s US presidential election than the global trade war, underscoring the importance of America’s public policy as markets sit at record highs . x Central banks around the globe continue to ease monetary policy in response to downside growth risks .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Ted Chandler, Managing Director/Regional Operations tchandler@aflcio - hit.com AFL - CIO Housing Investment Trust 24 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind .